May 3, 2018

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Institutional Funds Trust (the “Trust”)
File Nos: 333-119865 and 811-21113

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2018, do not differ from those contained in Post-Effective Amendment No. 26 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2018 (SEC Accession No. 0001174490-18-000002), and became effective on April 30, 2018.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/Meredyth A. Whitford-Schultz
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Meredyth A. Whitford-Schultz
Counsel

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